CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME (LOSS)	$ (50,321)	$ (32,458)
Adjustments to reconcile net loss to cash flows from operating activities:
Depreciation and amortization	27,251	6,210
Share-based compensation expense	21,743	15,196
Deferred income taxes	(11,239)
Other non-cash charges	2,664	2,273
Changes in assets and liabilities, excluding the effect of acquisitions:
Receivables	(22,050)	1,147
Inventory, prepaid expenses and other assets	(8,052)	4,059
Accounts payable and accrued expenses	20,844	(4,928)
Deferred revenue	1,398	1,007
Other long-term liabilities		(75)
Payment of non-recourse RISPERDAL CONSTA secured 7% notes principal attributable to original issue discount		(6,611)
Cash flows used in operating activities	(17,762)	(14,180)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(8,859)	(8,029)
Sales of property, plant and equipment	3	260
Acquisition of Elan Drug Technologies, net of cash acquired	(494,774)
Investment in Acceleron Pharmaceuticals, Inc.	(231)	(501)
Purchases of investments	(159,322)	(324,143)
Sales and maturities of investments	267,604	349,546
Cash flows (used in) provided by investing activities	(395,579)	17,133
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of common stock for share-based compensation arrangements	13,051	1,982
Excess tax benefit from share-based compensation	3,127
Proceeds from the issuance of long-term debt	444,100
Payment of non-recourse RISPERDAL CONSTA secured 7% notes principal		(45,397)
Cash flows provided by (used in) financing activities	460,278	(43,415)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	46,937	(40,462)
CASH AND CASH EQUIVALENTS - Beginning of period	38,394	79,324
CASH AND CASH EQUIVALENTS - End of period	85,331	38,862
Non-cash investing and financing activities:
Purchased capital expenditures included in accounts payable and accrued expenses	2,139	550
Investment in Civitas Therapeutics, Inc.	$ 1,547	$ 1,320